Principal Accounting Policies - Schedule of Changes in Deferred Revenue (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue [Abstract]
Balance at beginning of the year	¥ 247,437	¥ 228,356	¥ 203,698
Additions to deferred revenue	332,819	443,097	455,294
Recognition of deferred revenue	(331,190)	(424,016)	(430,636)
Deconsolidation of CEIBS Publishing Group	(65,928)
Balance at end of the year	¥ 183,138	¥ 247,437	¥ 228,356